Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued for offering cost			¥ 2,701,406
Accrued payroll and welfare	709,849		680,682
Loans from third parties			647,463
Other tax payable			389,319
Others	1,348,084		420,761
Total accrued expenses and other current liabilities	¥ 2,057,933	$ 281,936	¥ 4,839,631